Note 11 - Investments in Unconsolidated Entities - Gains, Losses and Carrying Amounts of Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Share of net loss of equity-accounted investees		$ 0	$ (6)	$ (29,376)
Impairment of equity-accounted investee	[1]	0	0	(115,477)
Realized net gain (loss)		89,838	1,500	116,561
Net gain (loss) from investments in unconsolidated entities		$ 89,838	1,494	(28,292)
nHorizon [member]
Statement Line Items [Line Items]
Ownership interest		29.10%
Carrying amount		$ 0	0
Nanobank [member]
Statement Line Items [Line Items]
Share of net loss of equity-accounted investees		0	0	(28,700)
Impairment of equity-accounted investee		0	0	(115,477)
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Share of net loss of equity-accounted investees		0	0	(218)
Realized net gain (loss)		$ 89,838	1,500	88,093
Ownership interest		9.40%
Carrying amount		$ 253,300	86,100
Carrying amount, balance		86,100	84,600
Fair value of shares acquired		77,362	0
Change in fair value of preferred shares		67,018	1,100
Change in fair value of ordinary shares		22,820	400
Carrying amount, balance		$ 253,300	86,100	84,600
AB Fjord Bank [member]
Statement Line Items [Line Items]
Ownership interest		4.90%
Carrying amount		$ 897	897
nHorizon [member]
Statement Line Items [Line Items]
Share of net loss of equity-accounted investees		0	(6)	(458)
Star X [member]
Statement Line Items [Line Items]
Realized net gain (loss)		$ 0	$ 0	$ 28,468

[1]	For the year ended December 31, 2021, the share of net income (loss) of equity-accounted investees and the amount of impairment of equity-accounted investees have been adjusted, as disclosed in Note 1a.